UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares		3 Months Ended		6 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Weighted average number of common shares, basic	[1]	6,803,418	1,500,000	6,363,163	1,500,000
Weighted average number of common shares, diluted	[1]	6,803,418	1,500,000	6,363,163	1,500,000
Loss per common share attributable to TIANCI INTERNATIONAL, INC, basic	[1]	$ 0.01	$ (0.00)	$ 0.01	$ (0.00)
Loss per common share attributable to TIANCI INTERNATIONAL, INC, diluted	[1]	$ 0.01	$ (0.00)	$ 0.01	$ (0.00)

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023